Related parties (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	$ 76,248	$ 447,652	$ 503,727
Purchases And Other Assets, Related Party Transactions	1,113,782	857,905	708,774
Serviport S.A. [member]
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	0	0	0
Purchases And Other Assets, Related Party Transactions	0	0	24,572
Equion Energia Limited [Member]
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	67,002	425,881	491,698
Purchases And Other Assets, Related Party Transactions	846,284	598,636	418,618
Ecodiesel Colombia S.A. [member]
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	6,860	6,583	5,744
Purchases And Other Assets, Related Party Transactions	267,498	259,269	265,584
Offshore International Group [member]
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	2,386	15,188	6,285
Purchases And Other Assets, Related Party Transactions	$ 0	$ 0	$ 0